                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21482

                                AIG Series Trust
               (Exact name of registrant as specified in charter)

   Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ        07311
            (Address of principal executive offices)             (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004

Item 1. Reports to Stockholders

2004 ANNUAL REPORT


                                         o  2010 High Watermark Fund

                                         o  2015 High Watermark Fund

High Watermark Funds                     o  2020 High Watermark Fund

---------------------------------------------
-------------------------------------------

                                         2010      2015       2020


[GRAPHIC]

                        Table of Contents

MESSAGE FROM THE PRESIDENT..................................................  1
DISCUSSION WITH PORTFOLIO MANAGERS..........................................  2
EXPENSE EXAMPLE.............................................................  3
STATEMENT OF ASSETS AND LIABILITIES.........................................  5
STATEMENT OF OPERATIONS.....................................................  7
STATEMENT OF CHANGES IN NET ASSETS..........................................  8
FINANCIAL HIGHLIGHTS........................................................  9
PORTFOLIO OF INVESTMENTS.................................................... 11
NOTES TO FINANCIAL STATEMENTS............................................... 18
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................... 26
TRUSTEE INFORMATION......................................................... 27

        A Message from the President


Dear Shareholders:

We are pleased to present the first annual report to shareholders for the High Watermark Funds. The report provides a comprehensive view of the portfolios' performance and a discussion of the Funds' investment strategies with the portfolio managers.

The High Watermark Funds are a series of three target maturity funds: 2010 High Watermark Fund, 2015 High Watermark Fund and 2020 High Watermark Fund. Each series offers you an opportunity to participate in the growth potential of the equity markets while protecting your assets from potential declines in the stock market through investments in fixed income securities.

The Funds invest in the fixed income market through direct holdings of U.S. Government securities and in the stock market through listed S&P 500 Index Futures and options on futures. The Funds' portfolio managers potentially enhance return and manage risk through a disciplined asset allocation strategy that rebalances equity and fixed income exposures on a daily basis. What sets these funds apart from their competitors is that at the maturity date of a High Watermark Fund, you are entitled to the highest value your account has attained during the life of the Fund adjusted for dividends, distributions and extraordinary expenses.*

The AIG SunAmerica family is the first to offer investors access to the unique investment strategy that these funds employ, and we appreciate your ongoing confidence in our ability to help you achieve your investment objectives.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
AIG SunAmerica Asset Management Corp.

--------
* Shares held until maturity date (as defined in the prospectus) will be subject to the guaranteed payout. Redeeming or exchanging shares of the Funds prior to the maturity date is at the Funds' then-current net asset value, which may be less than your initial investment. Assumes you reinvest all dividends and do not redeem shares during the investment period (and that no extraordinary fund expenses occurred).

 If the Adviser fails to satisfy certain obligations under the master agreement (master agreement risk), or the Board of Trustees determines that it is in the best interests of shareholders to liquidate a Fund (early Fund termination risk), shareholders will receive upon redemption the then-current NAV, which may be lower than the high watermark value at maturity.

The Funds' guarantee is backed by a master agreement between AIG Series Trust on behalf of the Funds, and Prudential Global Funding ("PGF"). PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential Financial"). The master agreement is solely the obligation of PGF and Prudential Financial. The master agreement is an obligation that runs solely to the Funds, not to the Funds' shareholders. PGF's obligations under the master agreement are dependent on the financial condition of PGF and Prudential Financial. The guaranteed payout will be reduced by any redemptions of Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses. Distributions from the Funds are taxable whether or not you reinvest them in additional shares of the Funds. The guaranteed payout under the master agreement does not apply to shares redeemed during the investment period, and shareholders can lose money on shares redeemed early. Neither the Funds nor AIG SunAmerica is obligated to replace the master agreement provider or Prudential Financial should they be unable to make repayments necessary to support the guaranteed payout. The master agreement increases the Funds' expenses and could lower Funds' performance. If the master agreement with PGF is terminated, the fee payable under a new agreement may be higher.

        Discussion with Juan Ocampo and team, Portfolio Managers of Trajectory Asset Management LLC

October 31, 2004 marks the close of the High Watermark Funds' first fiscal year. The Funds are a series of three target maturity funds that were launched on June 25, 2004. These Funds are designed to protect investors' principal and investment gains over their respective investment time horizons, while providing the opportunity for capital appreciation that can be generated from allocations to both the stock and bond markets.

To achieve this objective the Funds invest in the fixed income market through direct holdings of U.S. Government securities and in the stock market through listed S&P 500 Index Futures and options on futures. The use of futures contracts allows the Funds to benefit from the upside potential of the broad-based equity markets and to rebalance daily without incurring excessive trading costs.

In the period from the Funds' inception date through the close of its fiscal year, the U.S. equity markets experienced a strong sell-off, followed by an equally strong recovery. The S&P 500 Index/1/ shed over 6% of its value early in the third quarter as concerns arose regarding the pace of future earnings growth. By mid-August the equity markets reversed course, triggered in part by a decline in oil prices. By early October the S&P 500 Index had returned to the 1140 level it held at the end of June.

The CBOE Volatility Index (VIX)/2/, which measures the market's expectation for equity price volatility, reflected these movements. The Index began the period trading at a 15%-16% level. By early August, the Index had risen to 19%, corresponding to the S&P 500 Index's period low. By early October it had declined to a low of 13% before closing out the period virtually unchanged from the June level.

The Federal Reserve raised the fed funds rate 25 basis points in early August and once again in mid-September. However, during the same period, the U.S. Treasury market rallied amid signs of slowing job growth and consumer spending. The yield on the bellwether ten-year U.S. Treasury dropped from a level of approximately 4.75% to a level near 4%. The simultaneous rise in rates of the shorter-term U.S. Treasury securities driven by the tightening stance of the Federal Reserve led to a significant flattening of the yield curve.

Each of the High Watermark Funds held a barbell fixed income portfolio. This means the bulk of the fixed income holdings were at two maturity extremes: U.S. Treasury bills and Agency discount notes maturing in less than 6 months as well as U.S. Treasury STRIPS maturing in August of each of the Funds' respective maturity years: 2010, 2015 and 2020. Barbell portfolios have the potential to mitigate losses while garnering incremental income in the event of a rising interest rate environment, when the yield curve generally flattens.

All of the Fund portfolios maintained the targeted exposure to equities through an overlay portfolio comprising S&P 500 Index Futures contracts/3/ and--in the case of the 2010 and 2015 High Watermark Funds--options on these futures. The 2010 and 2015 equity exposures were partially collared through the purchase of put options on the S&P 500 Index Futures contract and the writing of covered calls on the same contract. These collars allowed the 2010 and 2015 High Watermark Funds to hold an increased exposure to moderate changes in the S&P 500 Index level while mitigating exposure to more extreme movements--up or down--in the Index.

While each of the Funds was positioned to participate in the equity markets, the S&P 500 Futures holdings provided little in the way of cumulative gains or losses over the period. This is because, despite intervening volatility, the S&P 500 remained nearly unchanged from the Funds' inception through the close of its fiscal year.

Each portfolio's holdings of Government securities positioned the Funds to benefit from the bond market rally that ran from July through October. The Funds' fixed income holdings also helped to offset the volatility of Fund NAVs since fixed income gains tended to mitigate daily losses generated from the Funds' equity exposures.

--------
/1/ The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

/2/ The CBOE Volatility Index (VIX) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

/3/ While the use of futures contracts by the Funds can amplify a gain, it can also amplify a loss. This loss can be substantially more money than the initial margin. In addition, although the Funds intend to purchase or sell futures contracts on the Chicago Mercantile Exchange where there appears to be an active secondary market, there is no assurance of market liquidity such that there may be times where a Fund would not be able to close a future investment position when it wanted to do so.

        AIG Series Trust
        EXPENSE EXAMPLE -- October 31, 2004 -- (unaudited)


Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the AIG Series Trust Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 25, 2004 and held until October 31, 2004.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The "Expenses Paid During Period" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During Period" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds prospectus and/or the retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Period" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During Period" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During Period" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds prospectus and/or the retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Period" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        AIG Series Trust
        EXPENSE EXAMPLE -- October 31, 2004 -- (unaudited) (continued)

                                            Actual                                   Hypothetical
                         -------------------------------------------- -------------------------------------------
                                                                                    Ending Account
                                        Ending Account  Expenses Paid                Value Using a  Expenses Paid
                           Beginning     Value Using     During the     Beginning   Hypothetical 5%  During the     Expense
                         Account Value Actual Return at Period Ended  Account Value Assumed Return  Period Ended  ratio as of
                          at June 25,    October 31,     October 31,   at June 25,  at October 31,   October 31,  October 31,
                             2004            2004           2004*         2004           2004           2004*        2004*
                         ------------- ---------------- ------------- ------------- --------------- ------------- -----------
2010 High Watermark Fund
  Class A#..............   $1,000.00      $1,022.00         $5.88       $1,000.00      $1,011.81        $5.85        1.65%
  Class C#..............   $1,000.00      $1,022.00         $8.20       $1,000.00      $1,009.52        $8.15        2.30%
2015 High Watermark Fund
  Class A#..............   $1,000.00      $1,033.00         $5.91       $1,000.00      $1,011.81        $5.85        1.65%
  Class C#..............   $1,000.00      $1,033.00         $8.24       $1,000.00      $1,009.52        $8.15        2.30%
2020 High Watermark Fund
  Class A#..............   $1,000.00      $1,029.00         $5.90       $1,000.00      $1,011.81        $5.85        1.65%
  Class C#..............   $1,000.00      $1,029.00         $8.22       $1,000.00      $1,009.52        $8.15        2.30%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 129 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, the "Actual/Hypothetical Ending Account Value" would have been lower and, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher.

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- October 31, 2004

                                            2010 High    2015 High  2020 High
                                            Watermark    Watermark  Watermark
                                           ------------ ----------- ----------
  ASSETS:
  Long-term investment securities, at
   value* (unaffiliated).................. $ 62,255,788 $ 8,288,579 $1,960,066
  Short-term investment securities, at
   value*.................................   44,622,815   8,867,007  3,461,203
  Repurchase agreements (cost equals
   market)................................      819,000     130,000         --
                                           ------------ ----------- ----------
   Total investments......................  107,697,603  17,285,586  5,421,269
                                           ------------ ----------- ----------
  Cash....................................           33         718      2,794
  Receivable for:
   Shares of beneficial interest sold.....    2,825,078     408,900    115,300
   Dividends and interest.................           44           7         --
  Due from investment adviser for expense
   reimbursements/fee waivers.............       48,049      50,545     52,731
  Variation margin on futures contracts...      129,600      33,852     10,690
                                           ------------ ----------- ----------
   Total assets...........................  110,700,407  17,779,608  5,602,784
                                           ------------ ----------- ----------
  LIABILITIES:
  Payable for:
   Shares of beneficial interest redeemed.       29,712          --         --
   Investments purchased..................      813,550     123,956         --
   Investment advisory and management fees       50,271       7,882      2,588
   Distribution and service maintenance
     fees.................................       52,221       6,603      2,017
   Transfer agent fees....................       22,251       4,329      2,354
   Trustees' fees and expenses............           59          10          3
   Other accrued expenses.................       93,930      91,537     89,109
   Options written, at value@.............      246,700      44,375         --
                                           ------------ ----------- ----------
   Total liabilities......................    1,308,694     278,692     96,071
                                           ------------ ----------- ----------
     Net assets........................... $109,391,713 $17,500,916 $5,506,713
                                           ============ =========== ==========
  NET ASSETS REPRESENTED BY:
  Paid-in capital.........................  107,621,151  17,078,297  5,365,081
  Accumulated undistributed net
   investment income (loss)...............      149,947      30,264     11,117
  Accumulated undistributed net realized
   gain (loss) on investments, futures
   contracts and options contracts........      526,139      98,650      9,103
  Unrealized appreciation (depreciation)
   on investments.........................      663,578     152,933     74,319
  Unrealized appreciation (depreciation)
   on futures contracts and options
   contracts..............................      430,898     140,772     47,093
                                           ------------ ----------- ----------
  Net assets.............................. $109,391,713 $17,500,916 $5,506,713
                                           ============ =========== ==========
  *Cost
   Long-term investment securities
     (unaffiliated)....................... $ 61,573,570 $ 8,132,538 $1,884,593
                                           ============ =========== ==========
   Short-term investment securities....... $ 44,641,455 $ 8,870,115 $3,462,357
                                           ============ =========== ==========
  @Premiums received on options written... $    288,012 $    48,266 $       --
                                           ============ =========== ==========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- October 31, 2004 -- (continued)

                                                                                                                     2010 High
                                                                                                                     Watermark
                                                                                                                    -----------
Class A (unlimited shares authorized):
Net assets......................................................................................................... $53,942,214
Shares of beneficial interest issued and outstanding...............................................................   5,275,588
Net asset value and redemption price per share (excluding any applicable contingent deferred sale charges)......... $     10.22
Maximum sales charge (5.75% of offering price).....................................................................        0.62
                                                                                                                    -----------
Maximum offering price to public................................................................................... $     10.84
                                                                                                                    ===========
Class C (unlimited shares authorized):
Net assets......................................................................................................... $55,449,499
Shares of beneficial interest issued and outstanding...............................................................   5,425,549
Net asset value offering and redemption price per share (excluding any applicable contingent deferred sale charges) $     10.22
                                                                                                                    ===========

                                                                                                                     2015 High
                                                                                                                     Watermark
                                                                                                                    -----------
Class A (unlimited shares authorized):
Net assets......................................................................................................... $12,261,741
Shares of beneficial interest issued and outstanding...............................................................   1,186,560
Net asset value and redemption price per share (excluding any applicable contingent deferred sale charges)......... $     10.33
Maximum sales charge (5.75% of offering price).....................................................................        0.63
                                                                                                                    -----------
Maximum offering price to public................................................................................... $     10.96
                                                                                                                    ===========
Class C (unlimited shares authorized):
Net assets......................................................................................................... $ 5,239,175
Shares of beneficial interest issued and outstanding...............................................................     507,299
Net asset value offering and redemption price per share (excluding any applicable contingent deferred sale charges) $     10.33
                                                                                                                    ===========

                                                                                                                    2020 High
                                                                                                                    Watermark
                                                                                                                    ----------
Class A (unlimited shares authorized):
Net assets......................................................................................................... $4,151,604
Shares of beneficial interest issued and outstanding...............................................................    403,328
Net asset value and redemption price per share (excluding any applicable contingent deferred sale charges)......... $    10.29
Maximum sales charge (5.75% of offering price).....................................................................       0.63
                                                                                                                    ----------
Maximum offering price to public................................................................................... $    10.92
                                                                                                                    ==========
Class C (unlimited shares authorized):
Net assets......................................................................................................... $1,355,109
Shares of beneficial interest issued and outstanding...............................................................    131,708
Net asset value offering and redemption price per share (excluding any applicable contingent deferred sale charges) $    10.29
                                                                                                                    ==========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF OPERATIONS -- For the period June 25, 2004 (commencement of operations) through October 31, 2004

                                                                                             2010 High  2015 High  2020 High
                                                                                             Watermark  Watermark  Watermark
                                                                                            ----------  ---------  ---------
INVESTMENT INCOME:
Interest (unaffiliated).................................................................... $  410,905  $  74,153  $  27,283
                                                                                            ----------  ---------  ---------
Expenses:
  Investment advisory and management fees..................................................     95,847     16,363      6,155
  Distribution and service maintenance fees:
   Class A.................................................................................     26,734      6,346      2,644
   Class C.................................................................................     71,074      7,041      1,913
  Transfer agent fees and expenses:
   Class A.................................................................................     19,523      4,921      2,502
   Class C.................................................................................     18,355      2,481      1,261
  Registration fees:
   Class A.................................................................................      2,917      2,460      2,451
   Class C.................................................................................      2,761      2,451      2,451
  Custodian fees...........................................................................     10,001     10,057     10,053
  Reports to shareholders..................................................................     14,589     14,589     14,589
  Audit and tax fees.......................................................................     25,167     25,167     25,167
  Legal fees...............................................................................     10,000     10,000     10,000
  Trustees' fees and expenses..............................................................        343        186        165
  Fees paid to Prudential Global Funding, Inc. (Note 1)....................................     51,610      8,811      3,314
  Organizational expenses..................................................................    272,009    272,009    272,007
  Other expenses...........................................................................      5,465      4,882      4,890
                                                                                            ----------  ---------  ---------
   Total expenses before fee waivers, expense reimbursements and custody credits...........    626,395    387,764    359,562
   Fees waived and expenses reimbursed by investment advisor (Note 3)......................   (336,889)  (341,591)  (342,639)
   Custody credits earned on cash balances.................................................         (3)       (59)       (55)
                                                                                            ----------  ---------  ---------
   Net expenses............................................................................    289,503     46,114     16,868
                                                                                            ----------  ---------  ---------
Net investment income (loss)...............................................................    121,402     28,039     10,415
                                                                                            ----------  ---------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated).....................................        175         92         58
Net realized gain (loss) on futures contracts and options contracts........................    525,964     98,558      9,045
                                                                                            ----------  ---------  ---------
Net realized gain (loss) on investments....................................................    526,139     98,650      9,103
                                                                                            ----------  ---------  ---------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).............    663,578    152,933     74,319
Change in unrealized appreciation (depreciation) on futures contracts and options contracts    430,898    140,772     47,093
                                                                                            ----------  ---------  ---------
Net unrealized gain (loss) on investments..................................................  1,094,476    293,705    121,412
                                                                                            ----------  ---------  ---------
Net realized and unrealized gain (loss) on investments.....................................  1,620,615    392,355    130,515
                                                                                            ----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................ $1,742,017  $ 420,394  $ 140,930
                                                                                            ==========  =========  =========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                            2010 High       2015 High
                                                                                            Watermark       Watermark
                                                                                         --------------- ---------------
                                                                                         For the period  For the period
                                                                                            June 25,        June 25,
                                                                                         2004(1) through 2004(1) through
                                                                                           October 31,     October 31,
                                                                                              2004            2004
                                                                                         --------------- ---------------
Operations:
  Net investment income (loss)..........................................................  $    121,402     $    28,039
  Net realized gain (loss) on investments...............................................       526,139          98,650
  Net unrealized gain (loss) on investments.............................................     1,094,476         293,705
                                                                                          ------------     -----------
Increase (decrease) in net assets resulting from operations.............................     1,742,017         420,394
                                                                                          ------------     -----------

Distributions to shareholders from:
  Net investment income (Class A).......................................................            --              --
  Net investment income (Class C).......................................................            --              --
  Net realized gain on securities (Class A).............................................            --              --
  Net realized gain on securities (Class C).............................................            --              --
                                                                                          ------------     -----------
Total distributions to shareholders.....................................................            --              --
                                                                                          ------------     -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)   107,649,696      17,080,522
                                                                                          ------------     -----------
Total increase (decrease) in net assets.................................................   109,391,713      17,500,916
                                                                                          ------------     -----------

NET ASSETS:
Beginning of period.....................................................................            --              --
                                                                                          ------------     -----------
End of period+..........................................................................  $109,391,713     $17,500,916
                                                                                          ============     ===========
+ Includes accumulated undistributed net investment income (loss).......................  $    149,947     $    30,264
                                                                                          ============     ===========

                                                                                            2020 High
                                                                                            Watermark
                                                                                         ---------------
                                                                                         For the period
                                                                                            June 25,
                                                                                         2004(1) through
                                                                                           October 31,
                                                                                              2004
                                                                                         ---------------
Operations:
  Net investment income (loss)..........................................................   $   10,415
  Net realized gain (loss) on investments...............................................        9,103
  Net unrealized gain (loss) on investments.............................................      121,412
                                                                                           ----------
Increase (decrease) in net assets resulting from operations.............................      140,930
                                                                                           ----------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --
  Net investment income (Class C).......................................................           --
  Net realized gain on securities (Class A).............................................           --
  Net realized gain on securities (Class C).............................................           --
                                                                                           ----------
Total distributions to shareholders.....................................................           --
                                                                                           ----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)    5,365,783
                                                                                           ----------
Total increase (decrease) in net assets.................................................    5,506,713
                                                                                           ----------

NET ASSETS:
Beginning of period.....................................................................           --
                                                                                           ----------
End of period+..........................................................................   $5,506,713
                                                                                           ==========
+ Includes accumulated undistributed net investment income (loss).......................   $   11,117
                                                                                           ==========

--------
(1)Commencement of operations.

See Notes to Financial Statements

        AIG Series Trust
        FINANCIAL HIGHLIGHTS

                                        Net gain
                                        (loss) on
                     Net               investment                                               Net               Net
                    Asset                 (both               Dividends  Distributions         Asset            Assets
                    Value      Net      realized   Total from  from net      from       Total  Value            end of
                  beginning investment     and     investment investment    capital    Distri- end of   Total   period
  Period Ended    of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
----------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------

                                                                      2010 HIGH WATERMARK FUND
                                                                      ------------------------
                                                                               Class A
-
6/25/04@-10/31/04  $10.00     $0.04       $0.18      $0.22       $--          $--        $--   $10.22   2.20%   $53,942
                                                                               Class C
-
6/25/04@-10/31/04  $10.00     $0.03       $0.19      $0.22       $--          $--        $--   $10.22   2.20%   $55,449

                                                                      2015 HIGH WATERMARK FUND
                                                                      ------------------------
                                                                               Class A
-
6/25/04@-10/31/04  $10.00     $0.05       $0.28      $0.33       $--          $--        $--   $10.33   3.30%   $12,262
                                                                               Class C
-
6/25/04@-10/31/04  $10.00     $0.04       $0.29      $0.33       $--          $--        $--   $10.33   3.30%   $ 5,239

                                                                      2020 HIGH WATERMARK FUND
                                                                      ------------------------
                                                                               Class A
-
6/25/04@-10/31/04  $10.00     $0.05       $0.24      $0.29       $--          $--        $--   $10.29   2.90%   $ 4,152
                                                                               Class C
-
6/25/04@-10/31/04  $10.00     $0.03       $0.26      $0.29       $--          $--        $--   $10.29   2.90%   $ 1,355

                      Ratio
                      of net
   Ratio of         investment
   expense          income to
  to average         average        Portfolio
  net assets        net assets      Turnover
----------        ----------        ---------





   1.65%(3)(4)       1.13%(3)(4)        0%


   2.30%(3)(4)       0.49%(3)(4)        0%





   1.65%(3)(4)       1.29%(3)(4)        0%


   2.30%(3)(4)       0.65%(3)(4)        0%





   1.65%(3)(4)(5)    1.23%(3)(4)(5)     0%


   2.30%(3)(4)(5)    0.59%(3)(4)(5)     0%

--------
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of following expense reimbursements and custody credits, if applicable (based on average net assets):

                                                    10/31/04
                                                    --------
                   2010 High Watermark Fund Class A   2.25%
                   2010 High Watermark Fund Class C   2.32
                   2015 High Watermark Fund Class A  10.24
                   2015 High Watermark Fund Class C  22.14
                   2020 High Watermark Fund Class A  25.34
                   2020 High Watermark Fund Class C  79.03

(5)Net of custody credits of 0.01%.

See Notes to Financial Statements

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2004 -- (unaudited)

Industry Allocation*

                         U.S. Treasury Bonds.... 56.9%
                         U.S. Treasury Bills.... 39.0%
                         Federal Home Loan Bank.  1.8%
                         Repurchase Agreement...  0.7%
                         S & P 500 Index Options  0.1%
                                                 ----
                                                 98.5%
                                                 ====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2004

                                                Principal
                                                 Amount/
                                                  Shares       Value
                Security Description          Subject To Put  (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT OBLIGATIONS -- 57.0%
        U.S. Treasuries -- 56.9%
          United States Treasury Bond Strip
           zero coupon due 08/15/10(1)
           (cost $61,444,107)................  $76,300,000   $62,202,888
                                                             -----------
        PUT OPTIONS PURCHASED -- 0.1%+
        Index/Expiration Date/Exercise Price
          S&P 500 Index/December 2004/$950...       13,000        13,000
          S&P 500 Index/December 2004/$1,000.       19,000        39,900
                                                             -----------
        Total Put Options Purchased
           (cost $129,463)...................                     52,900
                                                             -----------
        Total Long-Term Investment Securities
           (cost $61,573,570)................                 62,255,788
                                                             -----------
        SHORT-TERM INVESTMENT SECURITIES --
         40.8%
        U.S. Treasuries -- 39.0%
          United States Treasury Bills
           1.36% due 11/04/04(1).............  $   150,000       149,983
          United States Treasury Bills
           1.39% due 11/04/04(1).............    1,095,000     1,094,873
          United States Treasury Bills
           1.40% due 11/04/04(1).............    1,155,000     1,154,865
          United States Treasury Bills
           1.45% due 11/04/04................       80,000        79,990
          United States Treasury Bills
           1.58% due 11/04/04................      310,000       309,959
          United States Treasury Bills
           1.55% due 01/13/05................       20,000        19,925
          United States Treasury Bills
           1.63% due 01/13/05................      220,000       219,178
          United States Treasury Bills
           1.64% due 01/13/05................      120,000       119,552
          United States Treasury Bills
           1.64% due 02/03/05(1).............    2,730,000     2,716,421
          United States Treasury Bills
           1.65% due 01/13/05................      935,000       931,508
          United States Treasury Bills
           1.65% due 02/03/05................      855,000       850,747
          United States Treasury Bills
           1.66% due 01/13/05................    1,085,000     1,080,947
          United States Treasury Bills
           1.66% due 02/03/05................      375,000       373,135
          United States Treasury Bills
           1.67% due 01/13/05................      350,000       348,693
          United States Treasury Bills
           1.67% due 02/03/05(1).............    2,340,000     2,328,361
          United States Treasury Bills
           1.68% due 01/13/05................      930,000       926,526
          United States Treasury Bills
           1.69% due 01/13/05................      400,000       398,506
          United States Treasury Bills
           1.70% due 01/13/05................       25,000        24,907
          United States Treasury Bills
           1.70% due 02/17/05................    1,250,000     1,242,706
          United States Treasury Bills
           1.71% due 01/13/05................      525,000       523,039
          United States Treasury Bills
           1.72% due 02/17/05................      575,000       571,645


                                                Principal    Value
                  Security Description           Amount     (Note 2)
         -------------------------------------------------------------
         U.S. Treasuries (continued)
           United States Treasury Bills
            1.73% due 02/17/05(1).............. $  880,000 $   874,865
           United States Treasury Bills
            1.74% due 02/17/05.................  1,440,000   1,431,598
           United States Treasury Bills
            1.75% due 02/17/05.................    780,000     775,449
           United States Treasury Bills
            1.77% due 02/17/05.................    430,000     427,491
           United States Treasury Bills
            1.78% due 02/17/05.................    300,000     298,250
           United States Treasury Bills
            1.79% due 02/17/05.................    970,000     964,340
           United States Treasury Bills
            1.81% due 03/03/05.................    950,000     943,600
           United States Treasury Bills
            1.82% due 03/03/05(1)..............    665,000     660,520
           United States Treasury Bills
            1.84% due 03/03/05.................  2,255,000   2,239,808
           United States Treasury Bills
            1.87% due 03/03/05.................  2,055,000   2,041,155
           United States Treasury Bills
            1.91% due 03/03/05.................  3,510,000   3,486,353
           United States Treasury Bills
            1.91% due 03/31/05.................    500,000     495,740
           United States Treasury Bills
            1.92% due 03/31/05.................    740,000     733,694
           United States Treasury Bills
            1.94% due 03/31/05(1)..............  3,050,000   3,024,011
           United States Treasury Bills
            1.95% due 03/31/05.................  1,140,000   1,130,286
           United States Treasury Bills
            1.96% due 03/31/05.................  4,005,000   3,970,874
           United States Treasury Bills
            1.99% due 03/31/05.................    350,000     347,018
           United States Treasury Bills
            2.01% due 04/21/05(1)..............    250,000     247,534
           United States Treasury Bills
            2.03% due 04/21/05(1)..............  1,400,000   1,386,187
           United States Treasury Bills
            2.04% due 04/21/05(1)..............    870,000     861,417
           United States Treasury Bills
            2.08% due 04/21/05(1)..............    375,000     371,300
           United States Treasury Bills
            2.09% due 04/21/05(1)..............    470,000     465,363
                                                           -----------
                                                            42,642,319
                                                           -----------
         U.S. Government Agencies -- 1.8%
           Federal Home Loan Bank
            Consolidated Disc. Notes
            2.06% due 04/15/05.................  1,600,000   1,584,453
           Federal Home Loan Bank
            Consolidated Disc. Notes
            2.08% due 04/18/05.................    400,000     396,043
                                                           -----------
                                                             1,980,496
                                                           -----------
         Total Short-Term Investment Securities
            (cost $44,641,455).................             44,622,815
                                                           -----------

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2004 -- (continued)



                                                Principal    Value
                  Security Description           Amount     (Note 2)
          -----------------------------------------------------------
          REPURCHASE AGREEMENT -- 0.7%
            Agreement with State Street Bank
             & Trust Co., bearing interest at
             0.65%, dated 10/29/04, to be
             repurchased 11/01/01 in the
             amount of $819,044 and
             collateralized by $580,000 of
             United States Treasury Bonds,
             bearing interest at 8.88%, due
             08/15/17 and having an
             approximate aggregate
             value of $841,975 (cost $819,000). $819,000  $    819,000
                                                          ------------
          TOTAL INVESTMENTS --
             (cost $107,034,025)(2)............     98.5%  107,697,603
          Other assets less liabilities........      1.5     1,694,110
                                                --------  ------------
          NET ASSETS --                            100.0% $109,391,713
                                                ========  ============

--------
+  Non-Income producing securities.
(1)The security or a portion thereof represents collateral for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.


                                                  Shares
                                                  Subject    Value
                   Security Description           To Call   (Note 2)
           ---------------------------------------------------------
           CALL OPTIONS WRITTEN -- (0.1%)+
           Index/Expiration Date/Exercise Price
             S&P 500 Index/December 2004/$1,140..  (3,000) $ (54,900)
             S&P 500 Index/December 2004/$1,150..  (7,500)  (103,500)
             S&P 500 Index/December 2004/ $1,175. (10,500)   (63,000)
             S&P 500 Index/December 2004/$1,200.. (11,000)   (25,300)
                                                           ---------
           Total Call Options Written
              (premiums received $288,012).......          $(246,700)
                                                           ---------

Open Futures Contracts
---------------------------------------------------------------------------------------------
                                                                   Value as of   Unrealized
Number of                                               Value at   October 31, Appreciation/
Contracts         Description          Expiration Date Trade Date     2004     (Depreciation)
--------- ---------------------------- --------------- ----------- ----------- --------------
189 Long. S&P 500 Futures Index         December 2004  $53,027,344 $53,406,675    $379,331
15 Long.. S&P 500 E-Mini Futures Index  December 2004      837,470     847,725      10,255
                                                                                  --------
                                                                                  $389,586
                                                                                  ========

See Notes to Financial Statements

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2004 -- (unaudited)

Industry Allocation*

                          U.S. Treasury Bills... 49.0%
                          U.S. Treasury Bonds... 47.3%
                          Federal Home Loan Bank  1.7%
                          Repurchase Agreement..  0.7%
                                                 ----
                                                 98.7%
                                                 ====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2004

                                                Principal
                                                 Amount/
                                                  Shares       Value
                Security Description          Subject To Put  (Note 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT OBLIGATIONS -- 47.3%
        U.S. Treasuries -- 47.3%
          United States Treasury Bond Strip
           zero coupon due 08/15/15(1)
           (cost $8,113,404).................  $13,315,000   $8,281,704
                                                             ----------
        PUT OPTIONS PURCHASED -- 0.0%+
        Index/Expiration Date/Exercise Price
          S&P 500 Index/December 2004/$950...        4,250        4,250
          S&P 500 Index/December 2004/$1,000.        1,250        2,625
                                                             ----------
        Total Put Options Purchased
           (cost $19,134)....................                     6,875
                                                             ----------
        Total Long-Term Investment Securities
           (cost $8,132,538).................                 8,288,579
                                                             ----------
        SHORT-TERM INVESTMENT SECURITIES -- 50.7%
        U.S. Treasuries -- 49.0%
          United States Treasury Bills
           1.36% due 11/04/04(1).............  $   175,000      174,980
          United States Treasury Bills
           1.37% due 11/04/04(1).............       50,000       49,994
          United States Treasury Bills
           1.39% due 11/04/04(1).............      225,000      224,974
          United States Treasury Bills
           1.40% due 11/04/04(1).............      300,000      299,965
          United States Treasury Bills
           1.55% due 01/13/05(1).............      125,000      124,533
          United States Treasury Bills
           1.58% due 11/04/04(1).............      435,000      434,943
          United States Treasury Bills
           1.63% due 01/13/05(1).............       75,000       74,720
          United States Treasury Bills
           1.64% due 01/13/05(1).............       60,000       59,776
          United States Treasury Bills
           1.64% due 02/03/05(1).............      100,000       99,503
          United States Treasury Bills
           1.65% due 01/13/05(1).............      100,000       99,627
          United States Treasury Bills
           1.65% due 02/03/05(1).............      100,000       99,503
          United States Treasury Bills
           1.66% due 01/13/05(1).............      110,000      109,589
          United States Treasury Bills
           1.67% due 01/13/05(1).............      320,000      318,805
          United States Treasury Bills
           1.67% due 02/03/05(1).............      425,000      422,886
          United States Treasury Bills
           1.68% due 01/13/05(1).............       50,000       49,813
          United States Treasury Bills
           1.69% due 01/13/05(1).............      125,000      124,533
          United States Treasury Bills
           1.70% due 01/13/05(1).............       25,000       24,907
          United States Treasury Bills
           1.70% due 02/17/05(1).............      140,000      139,183
          United States Treasury Bills
           1.71% due 01/13/05(1).............      125,000      124,533
          United States Treasury Bills
           1.72% due 02/17/05(1).............      240,000      238,600


                                                 Principal   Value
                   Security Description           Amount    (Note 2)
          -----------------------------------------------------------
          U.S. Treasuries (continued)
            United States Treasury Bills
             1.73% due 02/17/05(1).............. $110,000  $  109,358
            United States Treasury Bills
             1.74% due 02/17/05(1)..............  290,000     288,308
            United States Treasury Bills
             1.75% due 02/17/05(1)..............   30,000      29,825
            United States Treasury Bills
             1.77% due 02/17/05.................   70,000      69,591
            United States Treasury Bills
             1.78% due 02/17/05(1)..............  160,000     159,066
            United States Treasury Bills
             1.79% due 02/17/05(1)..............  230,000     228,658
            United States Treasury Bills
             1.81% due 03/03/05(1)..............  250,000     248,316
            United States Treasury Bills
             1.82% due 03/03/05(1)..............  295,000     293,012
            United States Treasury Bills
             1.84% due 03/03/05(1)..............  425,000     422,137
            United States Treasury Bills
             1.87% due 03/03/05(1)..............  140,000     139,055
            United States Treasury Bills
             1.88% due 03/03/05(1)..............  200,000     198,653
            United States Treasury Bills
             1.91% due 03/03/05(1)..............  860,000     854,206
            United States Treasury Bills
             1.94% due 03/31/05(1)..............  440,000     436,251
            United States Treasury Bills
             1.95% due 03/31/05(1)..............  380,000     376,762
            United States Treasury Bills
             1.96% due 03/31/05(1)..............  395,000     391,634
            United States Treasury Bills
             2.03% due 04/21/05.................  120,000     118,816
            United States Treasury Bills
             2.04% due 04/21/05.................  300,000     297,040
            United States Treasury Bills
             2.08% due 04/21/05.................  510,000     504,969
            United States Treasury Bills
             2.09% due 04/21/05.................  110,000     108,915
                                                           ----------
                                                            8,569,939
                                                           ----------
          U.S. Government Agencies -- 1.7%
            Federal Home Loan Bank
             Consolidated Disc. Notes
             2.06% due 04/15/05.................  200,000     198,057
            Federal Home Loan Bank
             Consolidated Disc. Notes
             2.08% due 04/18/05.................  100,000      99,011
                                                           ----------
                                                              297,068
                                                           ----------
          Total Short-Term Investment Securities
             (cost $8,870,115)..................            8,867,007
                                                           ----------

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2004 -- (continued)



                                                Principal   Value
                  Security Description           Amount    (Note 2)
          ----------------------------------------------------------
          REPURCHASE AGREEMENT -- 0.7%
            Agreement with State Street Bank
             & Trust Co., bearing interest at
             0.65%, dated 10/29/04, to be
             repurchased 11/01/01 in the
             amount of $130,007 and
             collateralized by $125,000 of
             United States Treasury Bonds,
             bearing interest at 5.39%, due
             02/15/31 and having an
             approximate aggregate
             value of $136,623 (cost $130,000). $130,000  $   130,000
                                                          -----------
          TOTAL INVESTMENTS --
             (cost $17,132,653)(2).............     98.7%  17,285,586
          Other assets less liabilities........      1.3      215,330
                                                --------  -----------
          NET ASSETS --                            100.0% $17,500,916
                                                ========  ===========

--------
+  Non-Income producing securities.
(1)The security or a portion thereof represents collateral for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                  Shares
                                                  Subject  Value
                     Security Description         To Call (Note 2)
             ------------------------------------------------------
             CALL OPTIONS WRITTEN -- (0.1%)+
             Index/Expiration Date/Exercise Price
             S&P 500 Index/December 2004/$1,140..   (500) $ (9,150)
             S&P 500 Index/December 2004/$1,150.. (1,500)  (20,700)
             S&P 500 Index/December 2004/$1,175.. (1,750)  (10,500)
             S&P 500 Index/December 2004/$1,200.. (1,750)   (4,025)
                                                          --------
             Total Call Options Written
              (premiums received $48,266)........         $(44,375)
                                                          --------

Open Futures Contracts
---------------------------------------------------------------------------------------------
                                                                   Value as of   Unrealized
Number of                                               Value at   October 31, Appreciation/
Contracts         Description          Expiration Date Trade Date     2004     (Depreciation)
--------- ---------------------------- --------------- ----------- ----------- --------------
 40 Long  S&P 500 Futures Index         December 2004  $11,191,477 $11,303,000    $111,523
 54 Long  S&P 500 E-Mini Futures Index  December 2004    3,026,452   3,051,810      25,358
                                                                                  --------
                                                                                  $136,881
                                                                                  ========

See Notes to Financial Statements

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2004 -- (unaudited)

Industry Allocation*

                          U.S. Treasury Bills... 61.1%
                          U.S. Treasury Bonds... 35.6%
                          Federal Home Loan Bank  1.8%
                                                 ----
                                                 98.5%
                                                 ====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2004

                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT OBLIGATIONS -- 35.6%
        U.S. Treasuries -- 35.6%
          United States Treasury Bond Strip
           zero coupon due 08/15/20(1)
           (cost $1,884,593)..................... $4,255,000 $1,960,066
                                                             ----------
        SHORT-TERM INVESTMENT SECURITIES -- 62.9%
        U.S. Treasuries -- 61.1%
          United States Treasury Bills
           1.39% due 11/04/04....................     70,000     69,992
          United States Treasury Bills
           1.58% due 11/04/04(1).................    680,000    679,910
          United States Treasury Bills
           1.64% due 02/03/05(1).................     35,000     34,826
          United States Treasury Bills
           1.65% due 01/13/05(1).................    110,000    109,589
          United States Treasury Bills
           1.65% due 02/03/05(1).................     25,000     24,876
          United States Treasury Bills
           1.67% due 01/13/05(1).................     30,000     29,888
          United States Treasury Bills
           1.67% due 02/03/05(1).................    165,000    164,179
          United States Treasury Bills
           1.68% due 01/13/05(1).................     50,000     49,813
          United States Treasury Bills
           1.70% due 02/17/05(1).................    110,000    109,358
          United States Treasury Bills
           1.71% due 01/13/05(1).................    100,000     99,627
          United States Treasury Bills
           1.72% due 02/17/05(1).................    130,000    129,241
          United States Treasury Bills
           1.73% due 02/17/05(1).................     70,000     69,592
          United States Treasury Bills
           1.74% due 02/17/05(1).................     40,000     39,767
          United States Treasury Bills
           1.75% due 02/17/05(1).................     30,000     29,825
          United States Treasury Bills
           1.77% due 02/17/05....................     20,000     19,883
          United States Treasury Bills
           1.79% due 02/17/05(1).................    170,000    169,008
          United States Treasury Bills
           1.81% due 03/03/05(1).................    220,000    218,518
          United States Treasury Bills
           1.82% due 03/03/05(1).................    115,000    114,225

                                                 Principal   Value
                   Security Description           Amount    (Note 2)
          -----------------------------------------------------------
          U.S. Treasuries (continued)
            United States Treasury Bills
             1.84% due 03/03/05(1).............. $160,000  $  158,922
            United States Treasury Bills
             1.87% due 03/03/05(1)..............   70,000      69,528
            United States Treasury Bills
             1.91% due 03/03/05(1)..............  270,000     268,181
            United States Treasury Bills
             1.92% due 03/31/05.................   10,000       9,915
            United States Treasury Bills
             1.94% due 03/31/05(1)..............  100,000      99,148
            United States Treasury Bills
             1.95% due 03/31/05(1)..............   85,000      84,276
            United States Treasury Bills
             1.96% due 03/31/05(1)..............  125,000     123,935
            United States Treasury Bills
             2.03% due 04/21/05.................   80,000      79,211
            United States Treasury Bills
             2.04% due 04/21/05.................  140,000     138,619
            United States Treasury Bills
             2.08% due 04/21/05.................   60,000      59,408
            United States Treasury Bills
             2.09% due 04/21/05(1)..............  110,000     108,915
                                                           ----------
                                                            3,362,175
                                                           ----------
          U.S. Government Agencies -- 1.8%
            Federal Home Loan Bank
             Consolidated Disc. Notes
             2.06% due 04/15/05.................  100,000      99,028
                                                           ----------
          Total Short-Term Investment Securities
             (cost $3,462,357)..................            3,461,203
                                                           ----------
          TOTAL INVESTMENTS --
             (cost $5,346,950)(2)...............     98.5%  5,421,269
          Other assets less liabilities.........      1.5      85,444
                                                 --------  ----------
          NET ASSETS --                             100.0% $5,506,713
                                                 ========  ==========

--------
(1)The security or a portion thereof represents collateral for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
--------------------------------------------------------------------------------------------
                                                                  Value as of   Unrealized
Number of                                               Value at  October 31, Appreciation/
Contracts         Description          Expiration Date Trade Date    2004     (Depreciation)
--------- ---------------------------- --------------- ---------- ----------- --------------
 9 Long   S&P 500 Futures Index         December 2004  $2,524,309 $2,543,175     $18,866
 35 Long  S&P 500 E-Mini Futures Index  December 2004   1,949,798  1,978,025      28,227
                                                                                 -------
                                                                                 $47,093
                                                                                 =======

See Notes to Financial Statements

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2004

Note 1. Organization

   AIG Series Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a diversified open-end management investment company and is organized as a Delaware statutory Trust. The Trust consists of four different investment funds (each, a "Fund" and collectively, the "Funds"), three of which are currently offered to shareholders. Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Advisor" or SAAMCo"), an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). An Investor may invest in one or more of the following Funds: 2010 High Watermark Fund, 2015 High Watermark Fund, and 2020 High Watermark Fund. The protected maturity date ("Protected Maturity Date") for each of the Funds is: 2010 High Watermark Fund - August 31, 2010; 2015 High Watermark Fund - August 31, 2015; 2020 High Watermark Fund - August 31, 2020. The Funds are considered to be separate entities for financial and tax reporting purposes.

   Each Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). The Protected High Watermark Value for a Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each Fund seeks high total return as a secondary objective. Each Fund undertakes that on the Protected Maturity Date each shareholder in the Fund will be entitled to redeem his or her outstanding shares for an amount no less than the Protected High Watermark Value (the "Payment Undertaking"). The Payment Undertaking is backed by a master agreement between the Trust, on behalf of the Funds, and Prudential Global Funding, Inc. ("PGF"), under which PGF will pay to each Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. Please refer to the Fund prospectus for details on these conditions.

   Each Fund currently offers two classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class C shares (other than the 2010 High Watermark Fund) will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class C shares are subject to higher distribution fee rates.

   Indemnifications: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2004 -- (continued)


   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sale reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ stock market are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

   Repurchase Agreements: For repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected. Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2004 -- (continued)


   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Funds' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which do not result in counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

   At October 31, 2004 the variation margin on futures contracts amount as disclosed in the Statement of Assets and Liabilities for the 2010 High Watermark Fund, 2015 High Watermark Fund and 2020 High Watermark Fund includes amounts set aside for margin requirements for open futures contracts.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   Transactions in call and put options written during the period ended October 31, 2004 are summarized as follows:

                                            2010 High Watermark Fund
                                            -----------------------
                                            Contracts     Amount
                                            ---------    ---------
Options written during the period..........   (174)     $(362,137)
Written options closed during the period...      5         25,144
Written options expired during the period..     41             --
Written options exercised during the period     --             --
Net realized gain on written options closed     --         48,981
                                              ----       ---------
Written option contracts as of 10/31/04....   (128)     $(288,012)
                                              ====       =========

                                            2015 High Watermark Fund
                                            -----------------------
                                            Contracts     Amount
                                            ---------    ---------
Options written during the period..........    (31)     $ (62,732)
Written options closed during the period...      1          5,029
Written options expired during the period..      8             --
Written options exercised during the period     --             --
Net realized gain on written options closed     --          9,437
                                              ----       ---------
Written option contracts as of 10/31/04....    (22)     $ (48,266)
                                              ====       =========

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Board of Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee paid to SAAMCo with

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2004 -- (continued)

   respect to each Fund is computed daily and payable monthly, at an annual rate of 0.65% of a Fund's average daily net assets. If a Fund's portfolio becomes solely invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.

   SAAMCo has delegated portfolio management to Trajectory Asset Management, LLC (the "Subadvisor"). The Subadvisor was retained by SAAMCo to manage the investment portfolio of the Funds, pursuant to the subadvisory agreement. The Subadvisor's fee will be 43% of the net management fees after reimbursements paid to SAAMCo. For a period not to exceed two years from the inception of the Trust, if the cumulative monthly subadvisory fees are less than 0.15% of the Trust's assets, the Subadvisor will receive a monthly draw of 0.15% on composite net assets within the Trust. Future subadvisory fees will be offset by the amount previously paid that exceeded the subadvisory fees earned, until such time that the excess is recouped by SAAMCo. Payments to the Subadvisor for its services are made by SAAMCo., not by the Funds.

   SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below the following percentages of each Fund's average net assets.

Fund                        Percentage
----                        ----------
2010 High Watermark Class A    1.65%
2010 High Watermark Class C    2.30
2015 High Watermark Class A    1.65
2015 High Watermark Class C    2.30
2020 High Watermark Class A    1.65
2020 High Watermark Class C    2.30

   Further, any waivers or reimbursements made by SAAMCo with respect to a Fund are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

   For the period ended October 31, 2004, SAAMCo has agreed to reimburse expenses as follows:

Fund                         SAAMCO
----                        --------
2010 High Watermark Class A $172,226
2010 High Watermark Class C  164,663
2015 High Watermark Class A  185,699
2015 High Watermark Class C  155,892
2020 High Watermark Class A  191,424
2020 High Watermark Class C  151,215

   At October 31, 2004, expenses previously waived or reimbursed by SAAMCo that are subject to recoupment are as follows:

                                Other
                               Expenses
Fund                          Reimbursed
----                        --------------
2010 High Watermark........    $266,583
2015 High Watermark........     306,163
2020 High Watermark........     310,922

                            Class Specific
                               Expenses
Fund                          Reimbursed
----                        --------------
2010 High Watermark Class A    $ 36,530
2010 High Watermark Class C      33,776
2015 High Watermark Class A      16,330
2015 High Watermark Class C      19,098
2020 High Watermark Class A      13,870
2020 High Watermark Class C      17,847

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2004 -- (continued)


   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares "(distribution expense") in accordance with a plan adopted by the investment company's Trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class C Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A and Class C Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended October 31, 2004, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the period ended October 31, 2004, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                    Class A                     Class C
-                   ---------------------------------------- -------------
                                                              Contingent
                      Sales      Affiliated   Non-affiliated   Deferred
Fund                 Charges   Broker-dealers Broker-dealers Sales Charges
----                ---------- -------------- -------------- -------------
2010 High Watermark $1,718,412    $608,186       $823,370      $314,804
2015 High Watermark    358,949     146,770        151,837        30,732
2020 High Watermark    108,241      60,407         31,288         7,418

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended October 31, 2004, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                Payable at
Fund                Expenses October 31, 2004
----                -------- ----------------
2010 High Watermark $32,441      $17,015
2015 High Watermark   5,538        2,668
2020 High Watermark   2,083          876

   At October 31, 2004, SAAMCo, an indirect wholly owned subsidiary of AIG, owned 9%, 25% and 8% of the outstanding shares of the 2015 High Watermark Fund Class A, 2020 High Watermark Fund Class A and the 2020 High Watermark Fund Class C, respectively.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2004 -- (continued)


Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended October 31, 2004 were as follows:

                                             2010           2015           2020
                                        High Watermark High Watermark High Watermark
                                             Fund           Fund           Fund
                                        -------------- -------------- --------------
Purchases of U.S. government securities  $61,142,077     $8,062,500     $1,867,888
Sales of U.S. government securities....           --             --             --

Note 5. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                   2010           2015           2020
                                              High Watermark High Watermark High Watermark
                                                   Fund           Fund           Fund
                                              -------------- -------------- --------------
Cost.........................................  $107,034,025   $17,132,653     $5,346,950
                                               ============   ===========     ==========
Appreciation.................................       758,805       168,306         75,479
Depreciation.................................       (95,227)      (15,373)        (1,160)
                                               ------------   -----------     ----------
Unrealized appreciation (depreciation) -- net  $    663,578       152,933         74,319
                                               ============   ===========     ==========

   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from Section 1256 contracts and amortization of organizational costs.

                            Distributable Earnings           Tax Distributions
                    -------------------------------------- ----------------------
                                 For the year ended October 31, 2004
                    -------------------------------------------------------------
                               Long-term      Unrealized
                    Ordinary Gains/Capital   Appreciation  Ordinary   Long-term
Fund                 Income  Loss Carryover (Depreciation)  Income  Capital Gains
----                -------- -------------- -------------- -------- -------------
2010 High Watermark $584,639    $528,179       $740,141      $--         $--
2015 High Watermark  133,588     136,243        165,192       --          --
2020 High Watermark   33,630      33,683         74,319       --          --

   For the period ended October 31, 2004, the reclassifications arising from book/tax differences resulted in increases (decreases) to the components of net assets that were primarily due to non-deductible stock issuance costs. The amounts are as follows:

                     Accumulated      Accumulated
                    Undistributed  Undistributed Net
                    Net Investment   Realized Gain
Fund                Income (Loss)       (Loss)       Paid-In-Capital
----                -------------- ----------------- ---------------
2010 High Watermark    $28,545            $--           $(28,545)
2015 High Watermark      2,225             --             (2,225)
2020 High Watermark        702             --               (702)

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2004 -- (continued)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                   2010 High Watermark Fund
                        ----------------------------------------------
                                Class A                 Class C
                        ----------------------  ----------------------
                            For the period          For the period
                            June 25, 2004@          June 25, 2004@
                                through                 through
                           October 31, 2004        October 31, 2004
                        ----------------------  ----------------------
                          Shares      Amount      Shares      Amount
                        ---------  -----------  ---------  -----------
Shares sold............ 5,328,201  $53,572,191  5,447,075  $54,826,746
Reinvested shares......        --           --         --           --
Shares redeemed........   (52,613)    (531,111)   (21,526)    (218,130)
                        ---------  -----------  ---------  -----------
Net increase (decrease) 5,275,588  $53,041,080  5,425,549  $54,608,616
                        =========  ===========  =========  ===========

                                   2015 High Watermark Fund
                        ----------------------------------------------
                                Class A                 Class C
                        ----------------------  ----------------------
                            For the period          For the period
                            June 25, 2004@          June 25, 2004@
                                through                 through
                           October 31, 2004        October 31, 2004
                        ----------------------  ----------------------
Shares sold............ 1,186,560  $11,955,873    510,683  $ 5,157,581
Reinvested shares......        --           --         --           --
Shares redeemed........        --           --     (3,384)     (32,932)
                        ---------  -----------  ---------  -----------
Net increase (decrease) 1,186,560  $11,955,873    507,299  $ 5,124,649
                        =========  ===========  =========  ===========

                                   2020 High Watermark Fund
                        ----------------------------------------------
                                Class A                 Class C
                        ----------------------  ----------------------
                            For the period          For the period
                            June 25, 2004@          June 25, 2004@
                                through                 through
                           October 31, 2004        October 31, 2004
                        ----------------------  ----------------------
Shares sold............   404,326  $ 4,052,802    131,708  $ 1,322,838
Reinvested shares......        --           --         --           --
Shares redeemed........      (998)      (9,857)        --           --
                        ---------  -----------  ---------  -----------
Net increase (decrease)   403,328  $ 4,042,945    131,708  $ 1,322,838
                        =========  ===========  =========  ===========

@  Commencement of operations

Note 7. Line of Credit

   The AIG Series Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed secured line of credit which is included in other expenses on the Statement of Operations. Borrowings under the committed secured line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. This committed secured line of credit was not used during the period ended October 31, 2004.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended October 31, 2004, none of the Funds participated in this program.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2004 -- (unaudited) (continued)


Note 9. Trustees Retirement Plan

   The Trustees of AIG Series Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

        AIG Series Trust
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of AIG Series Trust:

We have audited the accompanying statements of assets and liabilities of AIG Series Trust (comprised of 2010 High Watermark Fund, 2015 High Watermark Fund, and 2020 High Watermark Fund), including the schedules of investments, as of October 31, 2004, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period June 25, 2004 (commencement of operations) through October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIG Series Trust as of October 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period June 25, 2004 (commencement of operations) through October 31, 2004, in conformity with U.S. generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

Houston, Texas
December 10, 2004

        AIG Series Trust
        TRUSTEE INFORMATION

The following table contains basic information regarding the Trustees who oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                Number of
                        Position     Term of                                     Funds in
        Name,          Held With    Office and                                 Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations     Overseen by       Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Trustee(1)       Held by Trustee(2)
---------------------- ---------- -------------- ----------------------------- ------------ -----------------------------
Jeffrey S. Burum        Trustee    2004-present  Founder and CEO of                 36      None
DOB: February 27, 1963                           National Housing
                                                 Development Corp.
Dr. Judith L. Craven    Trustee    2004-present  Retired.                           73      Director, A.G. Belo
DOB: October 6, 1945                                                                        Corporation (1992 to
                                                                                            present); Director, Sysco
                                                                                            Corporation (1996 to
                                                                                            present); Director, Luby's
                                                                                            Inc. (1998 to present);
                                                                                            Director, University of Texas
                                                                                            Board of Regents
                                                                                            (2001-Present).
William F. Devin        Trustee    2004-present  Retired.                           73      Member of the Board of
DOB: December 30, 1938                                                                      Governors, Boston Stock
                                                                                            Exchange (1985-Present).
Samuel M. Eisenstat     Chairman   2004-present  Attorney, sole practitioner.       46      Director, North European Oil
DOB: March 7, 1940      of the                                                              Royalty Trust.
                        Board
Stephen J. Gutman       Trustee    2004-present  Partner and Member of              46      None
DOB: May 10, 1943                                Managing Directors, Beau
                                                 Brummell-Soho, LLC
                                                 (licensing of menswear
                                                 specialty retailing and other
                                                 activities) (June 1988 to
                                                 present).
Peter A. Harbeck(3)     Trustee    2004-present  President, CEO and Director,       82      None
DOB: January 23, 1954                            AIG SunAmerica Asset
                                                 Management Corp.
                                                 ("SAAMCo") (August 1995
                                                 to present); Director, AIG
                                                 SunAmerica Capital
                                                 Services, Inc. ("SACS")
                                                 (August 1993 to present).
William J. Shea(5)      Trustee    2004-present  President and CEO, Conseco,        46      None
DOB: February 9, 1948                            Inc. (Financial Services)
                                                 (2001 to 2004); Chairman of
                                                 the Board of Centennial
                                                 Technologies, Inc. (1998 to
                                                 2001); Vice Chairman, Bank
                                                 Boston Corporation (1993 to
                                                 1998)

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (21 portfolios), VALIC Company II (15 funds), Seasons Series Trust (19 portfolios) and AIG Series Trust (4 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he is an officer and a director of the advisor and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 9 of the financial statements.
(5) Effective on November 30, 2004, William J. Shea began serving as a trustee.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992


Directors/Trustees         Investment Adviser                       DISCLOSURE OF QUARTERLY
 Jeffrey S. Burum                                                   PORTFOLIO HOLDINGS
 Dr. Judith L. Craven         AIG SunAmerica Asset Management Corp. The Trust is required to
 William F. Devin           Harborside Financial                    file its com-plete
 Samuel M. Eisenstat          Center                                schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5                            holdings with the SEC for
 Peter A. Harbeck           Jersey City, NJ                         its first and third
 William J. Shea              07311-4992                            fis-cal quarters on Form
                                                                    N-Q for fiscal quarters
Officers                   Distributor                              ending after July 9,
 Vincent M. Marra,          AIG SunAmerica Capital                  2004. Once filed, the
   President                  Services, Inc.                        Trust's Form N-Q will be
 Donna M. Handel,           Harborside Financial                    available without charge
   Treasurer                  Center                                on the SEC's website at
 J. Steven Neamtz, Vice     3200 Plaza 5                            www.sec.gov. You can also
   President                Jersey City, NJ                         obtain copies of Form N-Q
 Joseph P. Kelly,             07311-4992                            by (i) visiting the SEC's
   Secretary                                                        Public Reference Room in
 Gregory R. Kingston,      Shareholder Servicing                    Washington DC
   Vice President and      Agent                                    (information on the
   Assistant Treasurer      AIG SunAmerica Fund                     operation of the Public
 Robert A. Chopyak,           Services, Inc.                        Reference Room may be
   Assistant Treasurer      Harborside Financial                    obtained by calling
                              Center                                1-800-SEC-0330); (ii)
                            3200 Plaza 5                            sending your request and
                            Jersey City, NJ                         a duplicating fee to the
                              07311-4992                            SEC's Public Reference
                                                                    Room, Washington, DC
                           Custodian and Transfer                   20549-0102 or (iii)
                           Agent                                    sending your request
                            State Street Bank and                   electronically to
                              Trust Company                         publicinfo.sec.gov.
                            P.O. Box 419572
                            Kansas City, MO                         PROXY VOTING RECORD ON
                              64141-6572                            FUND PORTFOLIO SECURITIES
                                                                    Information regarding how
                           VOTING PROXIES ON FUND                   the Trust voted proxies
                           PORTFOLIO SECURITIES                     related to securities
                           A description of the                     held in the Fund's during
                           policies and proce-dures                 the period ended June 30,
                           that the Trust uses to                   2004 is available (i)
                           determine how to vote                    without charge, upon
                           proxies relating to                      request, by calling (800)
                           secu-rities held in the                  858-8850 or (ii) on the
                           Fund's portfolio which is                SEC's website at
                           available in the Trust's                 http://www.sec.gov.
                           State-ment of Additional
                           Information, may be                      This report is submitted
                           obtained without charge                  solely for the general
                           upon re-quest, by calling                information of
                           (800) 858-8850. The                      shareholders of the Fund.
                           information is also                      Distribution of this
                           available from the EDGAR                 report to persons other
                           database on the                          than shareholders of the
                           Securities and Exchange                  Fund is authorized only
                           Commission's website at                  in connection with a
                           http://www.sec.gov.                      currently effective
                                                                    prospectus, setting forth
                                                                    details of the Fund,
                                                                    which must precede or
                                                                    accompany this report.

AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311
800-858-8850 ext. 6003
Distributed by:


AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund distributed by AIG SunAmerica Capital Services, Inc. before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before you invest.

www.sunamericafunds.com

HWANN-10/04

Item 2. Code of Ethics.

The AIG Series Trust (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. Effective December 2, 2004, the Code of Ethics has been amended to reflect Vincent M. Marra as President, replacing Robert M. Zakem.

Item 3. Audit Committee Financial Expert.

Currently, the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b)of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the registrant's financial statements, supervise the registrant's preparation of its financial statements, and oversee the work of the registrant's independent auditors.

Item 4. Principal Accountant Fees and Services.

(a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                 2003     2004
                                 ----   -------
Audit Fees ...................    N/A   $85,000
Audit-Related Fees ...........    N/A   $    --
Tax Fees .....................    N/A   $13,500
All Other Fees ...............    N/A   $    --

Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)

     (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

     (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2004 and 2003 were $0 and N/A, respectively.

(h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

Not Appplicable.

Item 6. Schedule of Investments.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 10. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

     (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

     (3) Not applicable

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust


By: /s/ Vincent M. Marra
    ------------------------------------
Vincent M. Marra
President

Date: January 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Vincent M. Marra
    ------------------------------------
Vincent M. Marra
President

Date: January 7, 2005


By: /s/ Donna M. Handel
    ------------------------------------
Donna M. Handel
Treasurer

Date: January 7, 2005